Allowance for Credit Losses Relating to Finance Receivables and Vehicles and Equipment on Operating Leases (Detail) In Millions				12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Finance Receivable and Vehicles and Equipment on Operating Leases JPY (¥)	Mar. 31, 2011 Finance Receivable and Vehicles and Equipment on Operating Leases USD ($)	Mar. 31, 2010 Finance Receivable and Vehicles and Equipment on Operating Leases JPY (¥)	Mar. 31, 2009 Finance Receivable and Vehicles and Equipment on Operating Leases JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	$ 1,886	¥ 156,803	¥ 232,479	¥ 232,479	$ 2,796	¥ 238,932	¥ 117,706
Provision for credit losses				2,334	28	98,870	259,096
Charge-offs				(86,115)	(1,036)	(118,333)	(128,240)
Recoveries				18,268	220	16,137	11,447
Other				649	8	(3,127)	(21,077)
Allowance for credit losses at end of year	$ 1,886	¥ 156,803	¥ 232,479	¥ 167,615	$ 2,016	¥ 232,479	¥ 238,932